Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Net operating loss carryforwards	$ 621	$ 615
Pension and other employee compensation	50	61
Property, plant and equipment	60	42
Operating lease liability	11	13
Other, net	87	78
Total	829	809
Total deferred income tax liabilities:
Pension and other employee compensation	(36)	(18)
Property, plant and equipment	(42)	(37)
Operating lease, right of use asset	(10)	(13)
Other, net	0	0
Total	(88)	(68)
Net deferred tax assets before valuation allowance	741	741
Valuation allowance	(664)	(708)
Net deferred tax assets	77	33
Non-current deferred tax assets	77	33
Non-current deferred tax liabilities	0	0
Net deferred tax assets	$ 77	$ 33